Condensed Consolidating Financial Information - Statements of Operations (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenues
Total operating revenues		$ 2,195	$ 2,996	$ 2,465	$ 2,165	$ 1,992	$ 2,960	$ 2,461	$ 2,065	$ 9,821	$ 9,478	$ 9,074
Operating Costs and Expenses
Cost of operations										7,303	7,108	6,886
Depreciation and amortization										373	421	596
Impairment losses										5	99	1,534
Selling, general and administrative										827	799	836
Reorganization costs										23	90	44
Development costs										7	11	22
Total operating costs and expenses										8,538	8,528	9,918
Other income - affiliate	$ 84									0	0	87
(Loss)/Gain on sale of assets										7	32	16
Operating Income/(Loss)		209	540	320	221	49	398	174	361	1,290	982	(741)
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										0	0	0
Equity in earnings/(losses) of unconsolidated affiliates										2	9	(14)
Impairment losses on investments										(108)	(15)	(79)
Other income, net										66	18	51
Loss on debt extinguishment, net										(51)	(44)	(49)
Interest expense										(413)	(483)	(557)
Total other expense										(504)	(515)	(648)
Income/(Loss) from Continuing Operations Before Income Taxes										786	467	(1,389)
Income/(Loss) from Continuing Operations										(3,334)	7	(44)
Income/(Loss) from Continuing Operations		3,463	374	189	94	(93)	287	27	238	4,120	460	(1,345)
Income/(loss) from discontinued operations, net of income tax		(78)	(2)	13	388	80	(336)	69	(5)	321	(192)	(992)
Net Income/(Loss)		3,385	372	202	482	(13)	(49)	96	233	4,441	268	(2,337)
Less: Net income/(loss) attributable to noncontrolling interest and redeemable interests		$ 2	$ 0	$ 1	$ 0	$ (2)	$ 23	$ 24	$ (46)	3	0	(184)
Net Income/(Loss) Attributable to NRG Energy, Inc.										4,438	268	(2,153)
Eliminations
Operating Revenues
Total operating revenues										(11)	(26)	(48)
Operating Costs and Expenses
Cost of operations										(11)	(26)	(46)
Depreciation and amortization										0	0	0
Impairment losses										0	0	0
Selling, general and administrative										0	(74)	(2)
Reorganization costs										0	0	0
Development costs										0	(1)	0
Total operating costs and expenses										(11)	(101)	(48)
Other income - affiliate												0
(Loss)/Gain on sale of assets										0	0	0
Operating Income/(Loss)										0	75	0
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										(1,610)	(1,314)	(46)
Equity in earnings/(losses) of unconsolidated affiliates										0	0	0
Impairment losses on investments										0	0	0
Other income, net										0	0	0
Loss on debt extinguishment, net										0	0	0
Interest expense										0	0	0
Total other expense										(1,610)	(1,314)	(46)
Income/(Loss) from Continuing Operations Before Income Taxes										(1,610)	(1,239)	(46)
Income/(Loss) from Continuing Operations										0	0	0
Income/(Loss) from Continuing Operations										(1,610)	(1,239)	(46)
Income/(loss) from discontinued operations, net of income tax										0	0	0
Net Income/(Loss)										(1,610)	(1,239)	(46)
Less: Net income/(loss) attributable to noncontrolling interest and redeemable interests										0	75	0
Net Income/(Loss) Attributable to NRG Energy, Inc.										(1,610)	(1,314)	(46)
Guarantor Subsidiaries
Operating Revenues
Total operating revenues										8,041	8,119	7,818
Operating Costs and Expenses
Cost of operations										5,936	6,147	5,998
Depreciation and amortization										212	238	343
Impairment losses										1	6	1,346
Selling, general and administrative										466	462	410
Reorganization costs										0	4	6
Development costs										0	0	0
Total operating costs and expenses										6,615	6,857	8,103
Other income - affiliate												0
(Loss)/Gain on sale of assets										1	4	4
Operating Income/(Loss)										1,427	1,266	(281)
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										48	23	18
Equity in earnings/(losses) of unconsolidated affiliates										0	0	0
Impairment losses on investments										0	0	0
Other income, net										23	32	9
Loss on debt extinguishment, net										0	0	0
Interest expense										(14)	(14)	(14)
Total other expense										57	41	13
Income/(Loss) from Continuing Operations Before Income Taxes										1,484	1,307	(268)
Income/(Loss) from Continuing Operations										0	372	(598)
Income/(Loss) from Continuing Operations										1,484	935	330
Income/(loss) from discontinued operations, net of income tax										9	62	91
Net Income/(Loss)										1,493	997	421
Less: Net income/(loss) attributable to noncontrolling interest and redeemable interests										0	0	0
Net Income/(Loss) Attributable to NRG Energy, Inc.										1,493	997	421
Non-Guarantor Subsidiaries
Operating Revenues
Total operating revenues										1,791	1,385	1,304
Operating Costs and Expenses
Cost of operations										1,351	959	862
Depreciation and amortization										130	150	221
Impairment losses										4	93	188
Selling, general and administrative										83	63	64
Reorganization costs										0	0	0
Development costs										0	1	4
Total operating costs and expenses										1,568	1,266	1,339
Other income - affiliate												0
(Loss)/Gain on sale of assets										0	28	12
Operating Income/(Loss)										223	147	(23)
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										0	0	0
Equity in earnings/(losses) of unconsolidated affiliates										2	10	(10)
Impairment losses on investments										(101)	(15)	(75)
Other income, net										12	(13)	14
Loss on debt extinguishment, net										(3)	0	0
Interest expense										(14)	(49)	(91)
Total other expense										(104)	(67)	(162)
Income/(Loss) from Continuing Operations Before Income Taxes										119	80	(185)
Income/(Loss) from Continuing Operations										4	19	(62)
Income/(Loss) from Continuing Operations										115	61	(123)
Income/(loss) from discontinued operations, net of income tax										5	75	(420)
Net Income/(Loss)										120	136	(543)
Less: Net income/(loss) attributable to noncontrolling interest and redeemable interests										3	(181)	(168)
Net Income/(Loss) Attributable to NRG Energy, Inc.										117	317	(375)
NRG Energy, Inc. (Note Issuer)
Operating Revenues
Total operating revenues										0	0	0
Operating Costs and Expenses
Cost of operations										27	28	72
Depreciation and amortization										31	33	32
Impairment losses										0	0	0
Selling, general and administrative										278	348	364
Reorganization costs										23	86	38
Development costs										7	11	18
Total operating costs and expenses										366	506	524
Other income - affiliate												87
(Loss)/Gain on sale of assets										6	0	0
Operating Income/(Loss)										(360)	(506)	(437)
Other Income/(Expense)
Equity in earnings of consolidated subsidiaries										1,562	1,291	28
Equity in earnings/(losses) of unconsolidated affiliates										0	(1)	(4)
Impairment losses on investments										(7)	0	(4)
Other income, net										31	(1)	28
Loss on debt extinguishment, net										(48)	(44)	(49)
Interest expense										(385)	(420)	(452)
Total other expense										1,153	825	(453)
Income/(Loss) from Continuing Operations Before Income Taxes										793	319	(890)
Income/(Loss) from Continuing Operations										(3,338)	(384)	616
Income/(Loss) from Continuing Operations										4,131	703	(1,506)
Income/(loss) from discontinued operations, net of income tax										307	(329)	(663)
Net Income/(Loss)										4,438	374	(2,169)
Less: Net income/(loss) attributable to noncontrolling interest and redeemable interests										0	106	(16)
Net Income/(Loss) Attributable to NRG Energy, Inc.										$ 4,438	$ 268	$ (2,153)